Note 23 - Parent Company Only Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]
ASSETS	2012	2011
Cash and cash equivalents (deposits in Bank)	$1,494	$2,773
Investment in Bank	68,197	65,901
Other assets	--	221

TOTAL	$69,691	$68,895

LIABILITIES AND STOCKHOLDERS’ EQUITY

Accrued expenses and other liabilities	$31	$2
Stockholders’ equity	69,660	68,893

TOTAL	$69,691	$68,895

Condensed Income Statement [Table Text Block]
	2012	2011

INCOME:
Dividends from the Bank	$--	$--
Interest income—loan to the Bank	--	--

Total income	--	--

EXPENSES:
Management fees	120	80
Other operating expenses	409	515

Total expenses	529	595

LOSS BEFORE INCOME TAX (EXPENSE) BENEFIT AND EQUITY IN UNDISTRIBUTED INCOME (LOSS) OF BANK SUBSIDIARY	(529)	(595)

INCOME TAX (EXPENSE) BENEFIT	--	(138)

LOSS BEFORE EQUITY IN UNDISTRIBUTED INCOME (LOSS) OF BANK SUBSIDIARY	(529)	(733)

EQUITY IN UNDISTRIBUTED INCOME (LOSS) OF BANK SUBSIDIARY	1,284	(18,301)

NET INCOME (LOSS)	$755	$(19,034)

OTHER COMPREHENSIVE INCOME (LOSS) OF SUBSIDIARY	(135)	3,218

COMPREHENSIVE INCOME (LOSS)	$620	$(15,816)

Condensed Cash Flow Statement [Table Text Block]
	2012	2011

OPERATING ACTIVITIES:
Net income (loss)	$755	$(19,034)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in undistributed net (income) loss of Bank	(1,284)	18,301
Stock compensation expense	147	68
Changes in operating assets and liabilities:
Other assets	221	303
Accrued expenses and other liabilities	29	(139)

Net cash used in operating activities	(132)	(501)

INVESTING ACTIVITIES—
Investment in Bank	(1,147)	(44,843)
Loan to Bank, net of repayments	--	428

Net cash used in investing activities	(1,147)	(44,415)

FINANCING ACTIVITIES:
Proceeds from issuance of common stock	--	47,592

Net cash provided by financing activities	--	47,592

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,279)	2,676

CASH AND CASH EQUIVALENTS:
Beginning of period	2,773	97

End of period	$1,494	$2,773